Segment data (Tables)	12 Months Ended
Mar. 31, 2016
Segment Operating Results and Assets

Segment operating results and assets -

As of and for the year ended March 31, 2014:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	23,733,855	1,379,267	578,789	—	25,691,911
Inter-segment sales and transfers	47,549	41,780	572,491	(661,820)	—

Total	23,781,404	1,421,047	1,151,280	(661,820)	25,691,911
Operating expenses	21,842,626	1,126,156	1,087,010	(655,993)	23,399,799

Operating income	1,938,778	294,891	64,270	(5,827)	2,292,112

Assets	14,275,376	18,943,587	1,597,297	6,621,213	41,437,473
Investment in equity method investees	2,343,217	7,129	9,418	69,812	2,429,576
Depreciation expenses	789,266	437,896	23,691	—	1,250,853
Capital expenditure	1,044,510	1,624,944	39,930	(30,693)	2,678,691

As of and for the year ended March 31, 2015:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,006,224	1,621,685	606,612	—	27,234,521
Inter-segment sales and transfers	55,905	39,464	649,179	(744,548)	—

Total	25,062,129	1,661,149	1,255,791	(744,548)	27,234,521
Operating expenses	22,736,819	1,299,316	1,190,141	(742,319)	24,483,957

Operating income	2,325,310	361,833	65,650	(2,229)	2,750,564

Assets	15,897,022	22,378,941	1,889,433	7,564,434	47,729,830
Investment in equity method investees	2,588,127	8,801	10,000	84,294	2,691,222
Depreciation expenses	819,280	564,619	25,176	—	1,409,075
Capital expenditure	1,262,670	2,086,481	39,503	(31,086)	3,357,568

As of and for the year ended March 31, 2016:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,923,813	1,854,007	625,298	—	28,403,118
Inter-segment sales and transfers	53,603	42,217	552,089	(647,909)	—

Total	25,977,416	1,896,224	1,177,387	(647,909)	28,403,118
Operating expenses	23,528,418	1,556,998	1,110,880	(647,149)	25,549,147

Operating income	2,448,998	339,226	66,507	(760)	2,853,971

Assets	15,621,757	21,709,010	1,917,148	8,179,682	47,427,597
Investment in equity method investees	2,532,644	9,168	10,801	78,776	2,631,389
Depreciation expenses	900,434	697,991	27,412	—	1,625,837
Capital expenditure	1,389,289	2,638,111	41,826	(10,010)	4,059,216

Geographic Information

Geographic information -

As of and for the year ended March 31, 2014:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,532,875	7,938,615	2,614,070	4,475,382	2,130,969	—	25,691,911
Inter-segment sales and transfers	5,764,595	178,484	110,889	402,290	205,672	(6,661,930)	—

Total	14,297,470	8,117,099	2,724,959	4,877,672	2,336,641	(6,661,930)	25,691,911
Operating expenses	12,787,305	7,791,047	2,666,731	4,481,935	2,294,073	(6,621,292)	23,399,799

Operating income	1,510,165	326,052	58,228	395,737	42,568	(40,638)	2,292,112

Assets	13,231,184	13,720,958	2,576,806	4,013,429	2,731,695	5,163,401	41,437,473
Long-lived assets	2,945,247	3,276,273	318,872	725,924	374,982	—	7,641,298

As of and for the year ended March 31, 2015:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,338,881	9,430,450	2,690,803	4,531,178	2,243,209	—	27,234,521
Inter-segment sales and transfers	6,064,986	247,146	157,491	450,062	206,029	(7,125,714)	—

Total	14,403,867	9,677,596	2,848,294	4,981,240	2,449,238	(7,125,714)	27,234,521
Operating expenses	12,832,391	9,093,077	2,767,176	4,559,458	2,337,729	(7,105,874)	24,483,957

Operating income	1,571,476	584,519	81,118	421,782	111,509	(19,840)	2,750,564

Assets	14,466,432	16,961,700	2,640,054	4,753,850	2,903,474	6,004,320	47,729,830
Long-lived assets	3,062,463	4,632,536	301,736	874,207	424,777	—	9,295,719

As of and for the year ended March 31, 2016:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,588,437	10,822,772	2,507,292	4,475,623	2,008,994	—	28,403,118
Inter-segment sales and transfers	6,171,051	229,198	154,039	528,236	201,220	(7,283,744)	—

Total	14,759,488	11,051,970	2,661,331	5,003,859	2,210,214	(7,283,744)	28,403,118
Operating expenses	13,081,966	10,523,151	2,588,915	4,554,670	2,101,305	(7,300,860)	25,549,147

Operating income	1,677,522	528,819	72,416	449,189	108,909	17,116	2,853,971

Assets	14,291,434	16,622,979	2,612,210	4,415,700	2,579,113	6,906,161	47,427,597
Long-lived assets	3,210,376	4,958,989	309,657	869,989	391,406	—	9,740,417

Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
North America	7,919,832	9,405,305	10,797,304
Europe	2,495,829	2,555,368	2,323,399
Asia	4,252,632	4,231,077	4,292,800
Other	4,616,944	4,947,169	4,724,784

Balance Sheets - Non-financial Services and Financial Services Businesses

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions
	March 31,
	2015	2016
Assets
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	1,680,994	2,318,152
Marketable securities	2,251,581	1,210,427
Trade accounts and notes receivable, less allowance for doubtful accounts	2,178,984	2,089,216
Inventories	2,137,021	2,061,113
Prepaid expenses and other current assets	1,898,558	3,341,150

Total current assets	10,147,138	11,020,058

Investments and other assets	10,765,747	10,204,760
Property, plant and equipment	5,346,553	5,426,247

Total Non-Financial Services Businesses assets	26,259,438	26,651,065

Financial Services Business
Current assets
Cash and cash equivalents	603,563	621,276
Marketable securities	530,518	300,962
Finance receivables, net	6,269,862	5,912,684
Prepaid expenses and other current assets	1,007,249	895,257

Total current assets	8,411,192	7,730,179

Noncurrent finance receivables, net	9,202,531	8,642,947
Investments and other assets	816,052	1,021,714
Property, plant and equipment	3,949,166	4,314,170

Total Financial Services Business assets	22,378,941	21,709,010

Eliminations	(908,549)	(932,478)

Total assets	47,729,830	47,427,597

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions
	March 31,
	2015	2016
Liabilities
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	567,566	586,685
Current portion of long-term debt	116,496	117,484
Accounts payable	2,372,354	2,356,355
Accrued expenses	2,567,998	2,640,128
Income taxes payable	338,680	334,490
Other current liabilities	1,437,114	1,527,024

Total current liabilities	7,400,208	7,562,166

Long-term liabilities
Long-term debt	564,746	584,793
Accrued pension and severance costs	866,930	891,405
Other long-term liabilities	1,872,881	1,690,460

Total long-term liabilities	3,304,557	3,166,658

Total Non-Financial Services Businesses liabilities	10,704,765	10,728,824

Financial Services Business
Current liabilities
Short-term borrowings	4,849,826	4,418,483
Current portion of long-term debt	3,830,413	3,715,195
Accounts payable	45,195	40,094
Accrued expenses	116,868	109,246
Income taxes payable	10,106	8,835
Other current liabilities	802,666	814,298

Total current liabilities	9,655,074	9,106,151

Long-term liabilities
Long-term debt	9,526,991	9,343,632
Accrued pension and severance costs	13,363	13,506
Other long-term liabilities	1,091,616	1,081,789

Total long-term liabilities	10,631,970	10,438,927

Total Financial Services Business liabilities	20,287,044	19,545,078

Eliminations	(909,308)	(934,491)

Total liabilities	30,082,501	29,339,411

Mezzanine equity	—	479,779

Total Toyota Motor Corporation shareholders’ equity	16,788,131	16,746,935

Noncontrolling interests	859,198	861,472

Total shareholders’ equity	17,647,329	17,608,407

Total liabilities, mezzanine equity and shareholders’ equity	47,729,830	47,427,597

Statements of Income - Non-financial Services and Financial Services Businesses

Statements of income -

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Non-Financial Services Businesses
Net revenues	24,343,613	25,643,508	26,581,102

Costs and expenses
Cost of revenues	20,004,553	20,933,168	21,474,386
Selling, general and administrative	2,334,404	2,319,262	2,589,082

Total costs and expenses	22,338,957	23,252,430	24,063,468

Operating income	2,004,656	2,391,078	2,517,634

Other income (expense), net	140,067	136,797	117,930

Income before income taxes and equity in earnings of affiliated companies	2,144,723	2,527,875	2,635,564

Provision for income taxes	669,173	763,445	752,248
Equity in earnings of affiliated companies	316,612	306,749	327,167

Net income	1,792,162	2,071,179	2,210,483

Less - Net income attributable to noncontrolling interests	(164,709)	(130,172)	(117,544)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	1,627,453	1,941,007	2,092,939

Financial Services Business
Net revenues	1,421,047	1,661,149	1,896,224

Costs and expenses
Cost of revenues	840,905	955,380	1,181,437
Selling, general and administrative	285,251	343,936	375,561

Total costs and expenses	1,126,156	1,299,316	1,556,998

Operating income	294,891	361,833	339,226

Other income (expense), net	1,451	3,190	8,579

Income before income taxes and equity in earnings of affiliated companies	296,342	365,023	347,805

Provision for income taxes	98,589	130,049	126,319
Equity in earnings of affiliated companies	1,764	1,796	1,932

Net income	199,517	236,770	223,418

Less - Net income attributable to noncontrolling interests	(3,819)	(4,417)	(3,963)

Net income attributable to Toyota Motor Corporation - Financial Services Business	195,698	232,353	219,455

Eliminations	(32)	(22)	300

Net income attributable to Toyota Motor Corporation	1,823,119	2,173,338	2,312,694

Statement of Cash Flows - Non-financial Services and Financial Services Businesses

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2014			For the year ended March 31, 2015
	Non-Financial Services Businesses	Financial Services Business	Consolidated	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	1,792,162	199,517	1,991,648	2,071,179	236,770	2,307,904
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	812,957	437,896	1,250,853	844,456	564,619	1,409,075
Provision for doubtful accounts and credit losses	3,405	46,313	49,718	(1,598)	80,567	78,969
Pension and severance costs, less payments	21,842	(1,188)	20,654	(5,263)	2,102	(3,161)
Losses on disposal of fixed assets	27,925	732	28,657	31,601	24	31,625
Unrealized losses on available-for-sale securities, net	560	5,636	6,197	2,565	13	2,578
Deferred income taxes	(108,318)	51,995	(56,279)	(114,122)	87,260	(26,887)
Equity in earnings of affiliated companies	(316,612)	(1,764)	(318,376)	(306,749)	(1,796)	(308,545)
Changes in operating assets and liabilities, and other	1,010,360	(269,875)	672,963	356,269	(191,791)	194,195

Net cash provided by operating activities	3,244,281	469,262	3,646,035	2,878,338	777,768	3,685,753

Cash flows from investing activities
Additions to finance receivables	—	(20,598,521)	(11,953,064)	—	(22,325,159)	(13,126,596)
Collection of and proceeds from sales of finance receivables	—	19,612,456	11,025,353	—	21,668,847	12,450,388
Additions to fixed assets excluding equipment leased to others	(956,232)	(13,789)	(970,021)	(1,133,102)	(13,216)	(1,146,318)
Additions to equipment leased to others	(97,515)	(1,611,155)	(1,708,670)	(137,985)	(2,073,265)	(2,211,250)
Proceeds from sales of fixed assets excluding equipment leased to others	38,311	880	39,191	40,032	1,515	41,547
Proceeds from sales of equipment leased to others	35,995	708,344	744,339	40,878	762,545	803,423
Purchases of marketable securities and security investments	(4,227,802)	(510,476)	(4,738,278)	(2,530,591)	(663,703)	(3,194,294)
Proceeds from sales of and maturity of marketable securities and security investments	2,813,373	505,954	3,319,327	2,198,799	484,202	2,683,001
Changes in investments and other assets, and other	(118,750)	(4,607)	(94,425)	(114,094)	(9,669)	(113,391)

Net cash used in investing activities	(2,512,620)	(1,910,914)	(4,336,248)	(1,636,063)	(2,167,903)	(3,813,490)

Cash flows from financing activities
Proceeds from issuance of long-term debt	121,723	3,780,228	3,890,310	119,449	4,960,157	5,029,018
Payments of long-term debt	(169,233)	(2,831,116)	(2,988,923)	(100,627)	(3,373,842)	(3,462,237)
Increase (decrease) in short-term borrowings	21,808	465,731	467,976	(47,026)	(259,931)	(288,724)
Dividends paid to Toyota Motor Corporation shareholders	(396,030)	—	(396,030)	(554,933)	—	(554,933)
Dividends paid to noncontrolling interests	(63,065)	—	(63,065)	(69,295)	—	(69,295)
Reissuance (repurchase) of treasury stock	9,212	—	9,212	(347,784)	—	(347,784)

Net cash provided by (used in) financing activities	(475,585)	1,414,843	919,480	(1,000,216)	1,326,384	306,045

Effect of exchange rate changes on cash and cash equivalents	48,375	45,231	93,606	27,075	38,004	65,079

Net increase (decrease) in cash and cash equivalents	304,451	18,422	322,873	269,134	(25,747)	243,387
Cash and cash equivalents at beginning of year	1,107,409	610,888	1,718,297	1,411,860	629,310	2,041,170

Cash and cash equivalents at end of year	1,411,860	629,310	2,041,170	1,680,994	603,563	2,284,557

	Yen in millions
	For the year ended March 31, 2016
	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	2,210,483	223,418	2,434,211
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	927,846	697,991	1,625,837
Provision for doubtful accounts and credit losses	69,029	90,236	159,265
Pension and severance costs, less payments	8,300	533	8,833
Losses on disposal of fixed assets	33,293	36	33,329
Unrealized losses on available-for-sale securities, net	3,217	6,055	9,272
Deferred income taxes	(43,237)	76,423	32,889
Equity in earnings of affiliated companies	(327,167)	(1,932)	(329,099)
Changes in operating assets and liabilities, and other	386,529	148,376	486,320

Net cash provided by operating activities	3,268,293	1,241,136	4,460,857

Cash flows from investing activities
Additions to finance receivables	—	(23,399,113)	(13,549,278)
Collection of and proceeds from sales of finance receivables	—	22,918,132	13,115,854
Additions to fixed assets excluding equipment leased to others	(1,265,174)	(17,371)	(1,282,545)
Additions to equipment leased to others	(155,931)	(2,620,740)	(2,776,671)
Proceeds from sales of fixed assets excluding equipment leased to others	41,154	993	42,147
Proceeds from sales of equipment leased to others	60,989	1,050,738	1,111,727
Purchases of marketable securities and security investments	(1,302,965)	(894,512)	(2,197,477)
Proceeds from sales of and maturity of marketable securities and security investments	2,471,876	943,939	3,415,815
Changes in investments and other assets, and other	(1,371,368)	296,788	(1,062,116)

Net cash used in investing activities	(1,521,419)	(1,721,146)	(3,182,544)

Cash flows from financing activities
Proceeds from issuance of long-term debt	110,691	4,815,323	4,845,872
Payments of long-term debt	(71,758)	(4,127,178)	(4,176,202)
Increase (decrease) in short-term borrowings	75,990	(132,852)	(10,903)
Proceeds from issuance of class shares	474,917	—	474,917
Dividends paid to Toyota Motor Corporation class shareholders	(1,225)	—	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(704,728)	—	(704,728)
Dividends paid to noncontrolling interests	(73,129)	—	(73,129)
Reissuance (repurchase) of treasury stock	(778,173)	—	(778,173)

Net cash provided by (used in) financing activities	(967,415)	555,293	(423,571)

Effect of exchange rate changes on cash and cash equivalents	(142,301)	(57,570)	(199,871)

Net increase in cash and cash equivalents	637,158	17,713	654,871
Cash and cash equivalents at beginning of year	1,680,994	603,563	2,284,557

Cash and cash equivalents at end of year	2,318,152	621,276	2,939,428